---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 MONEY
---------------------
 MARKET
---------------------
 TRUST
---------------------

MARCH 31, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A                                                       3

PORTFOLIO OF INVESTMENTS                                                       4

STAGECOACH MONEY MARKET TRUST

  Statement of Assets and Liabilities                                          7

  Statements of Operations                                                     8

  Statements of Changes in Net Assets                                          9

  Financial Highlights                                                        10

  Notes to Financial Statements                                               12

  Independent Auditors' Report                                                17

LIST OF ABBREVIATIONS                                                         18
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Welcome to the 1997 Stagecoach Funds Annual Report.

This Report, dated March 31, 1997, comes to you six months after the previous Annual Report dated September 30, 1996. As we explained in the Shareholder Letter at that time, for administrative reasons, the Stagecoach Funds have shifted their financial year-end to March 31. This change does not otherwise affect the operation, nor does it affect the investment objectives, of the Funds.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve Board acted in March to raise rates by 0.25%. The Fed's action capped a six month period which showed only modest total return for the fixed-income market.

The equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its January high. While this environment offered some challenges, we feel that much of the "bad news" has been greatly exaggerated. For example, the S&P 500 Index still enjoyed a 1997 year-to-date return through March 31 of 2.69%. The positive return for the six-month period ended March 31, 1997 was 11.24%. The news is similar concerning the further market correction that occurred after the reporting period. As of early May, the market had recouped much of its March and April losses.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investor dollars sought their greater security and reduced volatility. Various sectors such as technology and finance stocks have fluctuated acutely in recent months. Value stocks have outperformed growth stocks, in contrast to recent years.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages discuss what factors have affected the returns for the Stagecoach Funds during the reporting period. These commentaries were written for you -- our shareholders -- as part of the Stagecoach Funds commitment to education, information and service as we help you meet your financial goals.

STAGECOACH FUNDS
MAY 1997

                                                           ---------------------

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---------------------
2

                                                              MONEY MARKET TRUST

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE SEVEN-DAY CURRENT YIELD AS OF MARCH 31, 1997?

The seven-day current yields for the Fund for the period ended March 31, 1997 and for the period ended September 30, 1996, are as follows:

                               MARCH 31,  SEPT. 30,
                                    1997       1996
---------------------------------------------------
Money Market Trust                 5.31%      5.30%

THE FEDERAL FUNDS TARGET RATE, SET BY THE FEDERAL RESERVE, IS THE GREATEST INFLUENCE ON MONEY MARKET YIELDS. THE RATE REMAINED UNCHANGED THROUGHOUT MOST OF THE YEAR AND YET MONEY MARKET YIELDS FLUCTUATED. WHY?

There are a number of reasons. If the economy is expected to grow rapidly, rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snap shot" of current yields. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information.

WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUND? HOW HAS IT CHANGED DURING THE PERIOD?

Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a Fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for this Fund has been fairly steady and in the short-to-intermediate range.

SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

The Federal Reserve has rarely effected only a single increase when changing monetary policy, so additional increases are likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely.

                                                           ---------------------

MONEY MARKET TRUST
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 9.91%
$25,000,000  Huntington National Bank                             5.33 %        04/14/97   $  25,000,000
 25,000,000  Northern Trust Co                                    5.50          11/21/97      25,000,000
 30,000,000  Old Kent Bank & Trust Co                             5.48          08/21/97      30,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  80,000,000

             COMMERCIAL PAPER - 55.67%
$35,000,000  Asset Securitization Cooperative Corp++              5.32 %(F)     04/22/97   $  34,891,383
 30,000,000  Bankers Trust                                        5.48 (F)      12/05/97      28,867,467
 25,000,000  Campbell Soup Co                                     5.50 (F)      12/05/97      24,052,778
 25,000,000  CIT Group Holdings Inc                               5.26 (F)      04/15/97      24,948,861
 35,000,000  Corporate Asset Funding Co Inc++                     5.60 (F)      05/06/97      34,809,444
 30,000,000  Corporate Receivables Corp++                         5.36 (F)      04/18/97      29,924,067
 25,865,000  Du Pont Corp                                         5.29 (F)      05/05/97      25,735,776
 30,256,000  Fleet Funding Inc++                                  5.26 (F)      04/14/97      30,198,530
 20,000,000  General Electric Capital Services Inc                5.43 (F)      09/04/97      19,529,400
 20,000,000  Goldman Sachs & Co                                   5.30 (F)      04/07/97      19,982,333
 35,000,000  Merrill Lynch & Co                                   6.75 (F)      04/01/97      35,000,000
 30,000,000  Metlife Funding Inc                                  5.27 (F)      04/10/97      29,960,475
 20,000,000  National Rural Utilities Cooperative Finance
               Inc                                                5.33 (F)      05/13/97      19,875,633
 12,566,000  Receivables Capital Corp++                           5.36 (F)      04/15/97      12,539,807
 22,000,000  Riverwoods Funding Corp                              5.34 (F)      04/16/97      21,951,050
 15,000,000  Sheffield Receivables Corp++                         5.35 (F)      04/21/97      14,955,417
 30,000,000  Walt Disney Co                                       5.35 (F)      07/07/97      29,567,542
 12,500,000  Weyerhaeuser Co                                      5.26 (F)      04/21/97      12,463,472
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $ 449,253,435

------------------------
4

                                                              MONEY MARKET TRUST

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 8.73%
$20,000,000  Beta Finance Inc                                     5.80 %        01/15/98   $  20,000,000
 30,000,000  FCC National Bank                                    5.62          02/20/98      29,985,495
  7,200,000  Ford Motor Credit Corp                               6.80          08/15/97       7,224,412
 13,217,000  Society National Bank                                6.50          04/25/97      13,224,666
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  70,434,573

             FEDERAL AGENCIES - 5.53%
$20,000,000  Federal Farm Credit Bank                             5.40 %(F)     08/14/97   $  19,595,000
 25,000,000  Federal Home Loan Bank                               5.57          07/24/97      25,000,000
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $  44,595,000

             VARIABLE AND FLOATING RATE BONDS - 12.38%
$20,000,000  First Bank of North Dakota                           5.38 %        12/17/97   $  19,985,912
 40,000,000  U.S. National Bank of Oregon                         5.35          04/16/97      39,972,460
 40,000,000  Wachovia Corp                                        5.50          04/25/97      39,960,076
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  99,918,448

             REPURCHASE AGREEMENTS - 8.06%
$38,047,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $  38,047,000
 10,000,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97      10,000,000
 10,000,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97      10,000,000
  7,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97       7,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  65,047,000

                                                           ---------------------

MONEY MARKET TRUST

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $809,248,456)* (Note 1)                           100.28%               $  809,248,456
              Other Assets and Liabilities, Net                        (0.28)                   (2,245,232)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  807,003,224
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
6

                              STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                    MONEY
                                                   MARKET
                                                    TRUST
---------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $809,248,456
  Cash                                              1,286
Receivables:
  Interest                                      2,089,763
Prepaid expenses                                   35,803
TOTAL ASSETS                                  811,375,308
LIABILITIES
Payables:
  Distribution to shareholders                  3,638,555
  Due to sponsor and distributor (Note
    2)                                            193,014
  Due to adviser (Note 2)                         366,699
  Other                                           173,816
TOTAL LIABILITIES                               4,372,084
TOTAL NET ASSETS                             $807,003,224
NET ASSETS CONSIST OF:
  Paid-in capital                            $806,985,676
  Undistributed net realized gain on
    investments                                    17,548
TOTAL NET ASSETS                             $807,003,224
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net Assets                                   $807,003,224
Shares outstanding                            807,062,410
Net asset value and offering price per
  share                                      $       1.00
INVESTMENT AT COST                           $809,248,456
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                      MONEY MARKET TRUST
                                             ---------------------------
                                             FOR THE SIX
                                                  MONTHS         FOR THE
                                                   ENDED      YEAR ENDED
                                               MARCH 31,       SEPT. 30,
                                                    1997            1996
------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $23,284,319     $40,456,338
TOTAL INVESTMENT INCOME                       23,284,319      40,456,338
EXPENSES (NOTE 2)
  Advisory fees                                1,044,401       2,173,501
  Administration fees                            217,710       1,042,738
  Custody fees                                    69,765           9,743
  Shareholder servicing fees                     835,521         117,368
  Portfolio accounting fees                      115,687          35,142
  Transfer agency fees                           213,842          72,875
  Legal and audit fees                            16,560          77,259
  Registration fees                               51,531         239,468
  Directors' fees                                  2,210           5,725
  Shareholder reports                              9,357          25,754
  Other                                           17,087         133,556
TOTAL EXPENSES                                 2,593,671       3,933,129
Less:
  Waived fees and reimbursed expenses         (1,744,072)     (2,583,968)
Net Expenses                                     849,599       1,349,161
NET INVESTMENT INCOME                         22,434,720      39,107,177

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                   17,548               0
NET GAIN ON INVESTMENTS                           17,548               0
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                  $22,452,268     $39,107,177
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
8

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 MONEY MARKET TRUST
                                             ----------------------------------------------------------------------
                                                                                     FOR THE FOUR
                                                 FOR THE SIX            FOR THE      MONTHS ENDED           FOR THE
                                                MONTHS ENDED         YEAR ENDED         SEPT. 30,        YEAR ENDED
                                              MARCH 31, 1997     SEPT. 30, 1996          1995 (1)      MAY 31, 1995
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    22,434,720     $   39,107,177     $   5,414,501     $  13,979,887
  Net realized gain on sale of
    investments                                       17,548                  0                 0                 0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   22,452,268         39,107,177         5,414,501        13,979,887
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (22,434,720)       (39,107,177)       (5,414,501)      (13,979,887)
  In excess of net investment income                       0                  0           (76,734)                0
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                      723,588,657      1,743,840,124       206,738,848       481,846,431
  Reinvestment of dividends                               41             21,187             1,253             1,954
  Cost of shares redeemed                     (1,060,369,845)      (886,957,978)     (210,282,383)     (492,259,778)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                    (336,781,147)       856,903,333        (3,542,282)      (10,411,393)
INCREASE (DECREASE) IN NET ASSETS               (336,763,599)       856,903,333        (3,619,016)      (10,411,393)
NET ASSETS:
BEGINNING NET ASSETS                           1,143,766,823        286,863,490       290,482,506       300,893,899
ENDING NET ASSETS                            $   807,003,224     $1,143,766,823     $ 286,863,490     $ 290,482,506
SHARES ISSUED AND REDEEMED:
  Shares sold                                    723,588,657      1,743,840,124       206,738,848       481,846,431
  Shares issued in reinvestment of
    dividends                                             41             21,187             1,253             1,954
  Shares redeemed                             (1,060,369,845)      (886,957,978)     (210,282,383)     (492,259,778)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                     (336,781,147)       856,903,333        (3,542,282)      (10,411,393)
-------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      MONEY MARKET TRUST
                                                                                     (1)
                                                                    --------------------
                                                                          SIX
                                                                       MONTHS       YEAR
                                                                        ENDED      ENDED
                                                                    MARCH 31,  SEPT. 30,
                                                                         1997       1996
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $1.00      $1.00
                                                                    ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                           0.03       0.05
  Net realized and unrealized gain (loss) on investments                 0.00       0.00
                                                                    ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                                         0.03       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  (0.03)     (0.05)
  Distributions from net realized gain                                   0.00       0.00
                                                                    ---------  ---------
TOTAL FROM DISTRIBUTIONS                                                (0.03)     (0.05)
                                                                    ---------  ---------
NET ASSET VALUE, END OF PERIOD                                          $1.00      $1.00
                                                                    ---------  ---------
                                                                    ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                           2.66%      5.43%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                   $807,003  $1,143,767
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                               0.20%      0.18%
  Ratio of net investment income to average net assets                  5.28%      5.33%
----------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to waived fees and
    reimbursed expenses                                                 0.61%      0.55%
  Ratio of net investment income to average net assets prior to
    waived fees and reimbursed expenses                                 4.87%      4.96%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

---------------------
10

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                     MONEY MARKET TRUST (1) (CONT.)
                              -----------------------------------------------------
                                   FOUR
                                 MONTHS       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,    MAY 31,    MAY 31,    MAY 31,    MAY 31,
                               1995 (2)       1995       1994       1993       1992
-----------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING
    OF PERIOD                     $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income
      (loss)                       0.02       0.05       0.03       0.03       0.05
    Net realized and
      unrealized gain (loss)
      on investments               0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.05       0.03       0.03       0.05
  LESS DISTRIBUTIONS:
    Dividends from net
      investment income           (0.02)     (0.05)     (0.03)     (0.03)     (0.05)
    Distributions from net
      realized gain                0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.05)     (0.03)     (0.03)     (0.05)
                              ---------  ---------  ---------  ---------  ---------
  NET ASSET VALUE, END OF
    PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
  TOTAL RETURN (NOT
    ANNUALIZED)                 5.70%**      5.05%      3.21%      2.94%      4.56%
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000s)            $286,863   $290,483   $300,894    $74,375    $87,039
  RATIOS TO AVERAGE NET
    ASSETS (ANNUALIZED):
    Ratio of expenses to
      average net assets          0.19%      0.17%      0.18%      0.46%      0.48%
    Ratio of net investment
      income to average net
      assets                      5.70%      5.06%      3.21%      2.94%      4.56%
-----------------------------------------------------------------------------------
    Ratio of expenses to
      average net assets
      prior to waived fees
      and reimbursed
      expenses                    1.11%      1.07%      1.02%      1.08%      1.04%
    Ratio of net investment
      income to average net
      assets prior to waived
      fees and reimbursed
      expenses                    4.78%      4.16%      2.37%      2.32%      4.00%
-----------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Money Market Trust (the "Fund").

The Company changed its fiscal year-end from September 30 to March 31.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Trust was established to acquire all of the assets and assume all of the liabilities of the Pacifica Money Market Trust (formerly the Prime Money Market Fund of Westcore Trust), the "Predecessor Fund." This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Money Market Trust. All performance and financial data in this annual report for periods prior to September 6, 1996 refers to the Predecessor Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

---------------------
12

                                                   NOTES TO FINANCIAL STATEMENTS

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Fund at March 31, 1997, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund. Pursuant to the contract, WFB has agreed to furnish to the Fund investment guidance and policy direction in connection with daily portfolio management. Under such contract, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.25% of the Fund's average daily net assets.

For the period from October 1, 1995 to March 31, 1996, the Fund was advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contract, the Fund paid an advisory fee at an annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, 0.25% of the next $500 million, and 0.20% of the Fund's average daily net assets in excess of $1 billion. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo"); and FICM and First Interstate Bank of California ("FICAL") became indirect, wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets in excess of $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Fund. Pursuant to the contract, the Fund paid a custodian fee based on net assets and certain transac-

---------------------
14

                                                   NOTES TO FINANCIAL STATEMENTS
tion charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide transfer agency services for the Fund. Under the transfer agency agreement, WFB is entitled to be paid a fee at an annual rate of 0.02% of the average daily net assets of the Fund. Prior to February 1, 1997, under the contract with the Fund, WFB was entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets.

For the period from October 1, 1995 to September 5, 1996, the Fund retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to perform shareholders servicing, transfer agency related services and portfolio accounting.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.20% of the average daily net assets of the Fund.

Subject to the overall supervision of the Company's Board of Directors, WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with supervisory, administrative and distribution services. For these administrative services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. Prior to February 1, 1997, Stephens provided substantially the same services as sole administrator to the Fund. Under the previous agreement, Stephens was entitled to receive a monthly fee at the annual rate of 0.05% of the average daily net assets of the Fund.

For the period from October 1, 1995 to September 5, 1996, Furman Selz provided administrative services for the operation of the Fund. As compensation for such services, the Fund paid Furman Selz an annual fee, payable monthly, of up to 0.15% of the average daily net assets of the Fund.

FEES WAIVED AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statements of Operations for the six months ended March 31, 1997 was waived by WFB. The following fees and expenses were waived or reimbursed for the year ended September 30, 1996:

                                                                   FEES WAIVED AND
                                                   FEES WAIVED            EXPENSES
                                                     BY FURMAN          REIMBURSED  FEES WAIVED
FUND                                                      SELZ              BY FIB       BY WFB
-----------------------------------------------------------------------------------------------
Money Market Trust                                $    326,885      $      923,288  $ 1,333,795

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

Fee waivers and expense reimbursements continue at the discretion of WFB. WFB and Stephens have agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total fund operating expenses do not exceed, on an annual basis, 0.20% of the Fund's average daily net assets through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. At March 31, 1997, Stephens owned 25 share of the Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1997, there were 91 billion shares of $.001 par value capital stock authorized by the Company. At March 31, 1997, the Fund was authorized to issue 5 billion shares of $.001 par value capital stock. Capital share transactions for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

---------------------
16

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Trust (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1997, and the related statements of operations and changes in net assets, and financial highlights for the six months ended March 31, 1997, and the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995 were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Trust of Stagecoach Funds, Inc. as of March 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
18

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SCF 085 (5/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds